Equity Income from Unconsolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Equity Income from Unconsolidated Subsidiaries [Abstract]
Summary of financial information for the unconsolidated subsidiary

	For the year ended December 31,
(In millions)	2012	2011	2010
Contract revenue earned	$14.2	$12.6	$14.8
Gross profit	7.7	2.3	4.2
Net Income	8.0	2.3	4.2

	As of December 31,
(In millions)	2012	2011
Total assets	$5.9	$9.8
Total liabilities	5.3	9.8